Borrowings and Bank Deposits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 70,714	$ 76,877
Long-term borrowings (Note 10)		199,182	218,918
Non Recourse Borrowings Of Consolidated Securitization Entities		19,369	19,721
Bank deposits (Note 10)		43,841	38,171
Total borrowings and bank deposits		$ 333,106	$ 353,687
Long-term Debt, Weighted Average Interest Rate		1.16%	1.17%
Adjustment [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ (863)	$ (1,250)
Long-term borrowings (Note 10)		$ (45)	(128)
Non Recourse Borrowings Of Consolidated Securitization Entites [Member]
Borrowings And Bank Deposits [Line Items]
Maturities on long-term borrowings, Minimum		2015
Maturities on long-term borrowings, Maximum		2019
GE
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 3,872	1,841
Long-term borrowings (Note 10)	[1]	12,468	11,515
Non Recourse Borrowings Of Consolidated Securitization Entities	[1]	0	0
Bank deposits (Note 10)	[1]	$ 0	0
Maturities on long-term borrowings, Minimum		2017
Maturities on long-term borrowings, Maximum		2044
GE | Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 500	$ 0
Short-term Debt, Weighted Average Interest Rate			0.00%
GE | US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term Debt, Weighted Average Interest Rate		0.10%
GE | Notes Payable to Banks [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 343	$ 346
Long-term borrowings (Note 10)		$ 5	$ 10
Maturities on long-term borrowings, Minimum		2016
Maturities on long-term borrowings, Maximum		2019
Long-term Debt, Weighted Average Interest Rate		0.89%	1.10%
Short-term Debt, Weighted Average Interest Rate		1.32%	3.38%
GE | Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 2,068	$ 70
Short-term Debt, Weighted Average Interest Rate		1.05%	5.65%
GE | Other Short Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 961	$ 1,425
GE | Senior unsecured notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 11,945	$ 10,968
Long-term Debt, Weighted Average Interest Rate		4.25%	3.63%
GE | Other Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 518	$ 537
GE | Non Recourse Borrowings Of Consolidated Securitization Entites [Member]
Borrowings And Bank Deposits [Line Items]
Non Recourse Borrowings Of Consolidated Securitization Entities		19,369	19,721
GECC
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		67,705	76,286
Long-term borrowings (Note 10)		186,759	207,531
Non Recourse Borrowings Of Consolidated Securitization Entities		19,369	19,721
Bank deposits (Note 10)		43,841	38,171
GECC | US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 22,019	$ 24,877
Short-term Debt, Weighted Average Interest Rate		0.19%	0.18%
GECC | Non US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 2,993	$ 4,168
Short-term Debt, Weighted Average Interest Rate		0.25%	0.33%
GECC | Notes Payable to Banks [Member]
Borrowings And Bank Deposits [Line Items]
Short-term Debt, Weighted Average Interest Rate		2.54%	2.71%
GECC | Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 36,995	$ 38,266
Short-term Debt, Weighted Average Interest Rate		1.01%	1.11%
GECC | GE Interest Plus notes [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		$ 5,467	$ 8,699
GECC | Other Short Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)		231	276
GECC | Senior unsecured notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 162,194	$ 185,605
Maturities on long-term borrowings, Minimum		2016
Maturities on long-term borrowings, Maximum		2055
Long-term Debt, Weighted Average Interest Rate		2.72%	2.96%
GECC | Subordinated notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 4,804	$ 4,821
Maturities on long-term borrowings, Minimum		2021
Maturities on long-term borrowings, Maximum		2037
Long-term Debt, Weighted Average Interest Rate		3.36%	3.93%
GECC | Subordinated Debt [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 7,085	$ 7,462
Maturities on long-term borrowings, Minimum		2066
Maturities on long-term borrowings, Maximum		2067
Long-term Debt, Weighted Average Interest Rate		5.88%	5.64%
GECC | Other Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 12,676	$ 9,643

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.